Leases - Schedule of Future Minimum Payments on Operating Leases (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 87,263
2026	360,557	$ 203,949
2027	220,774	212,107
2028	148,450	72,324
2029	148,450
Thereafter	197,933
Total lease payments	1,163,427	488,380
Less: present value discount	(111,352)	(44,365)
Total operating lease liabilities	1,052,075	444,015
Less current portion	174,254	174,254	$ 152,556
Long term portion	$ 877,821	$ 269,761	$ 444,015